Trade and Other Payables (Details) - Schedule of trade and other payables - Trade and other payables [Member] - CAD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade and Other Payables (Details) - Schedule of trade and other payables [Line Items]
Trade payables		$ 3,456	$ 5,393
Other payables and accrued liabilities	[1]	51,172	24,698
Trade and other payables		$ 54,628	$ 30,091

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.